Schedule of investments
Macquarie Global Infrastructure Total Return Fund Inc.	February 28, 2023 (Unaudited)
	Number of shares	Value (US $)
Common Stocks – 98.96%Δ
Australia − 4.21%
Atlas Arteria <<	1,054,734	$ 4,854,557
Transurban Group <<	964,168	9,199,823
		14,054,380
Canada − 9.61%
Enbridge <<	392,458	14,723,287
Gibson Energy <<	326,487	5,486,513
Hydro One 144A #, <<	128,637	3,338,245
TC Energy <<	215,091	8,561,079
		32,109,124
China/Hong Kong − 2.75%
China Tower Class H 144A #, <<	46,124,000	4,994,700
CLP Holdings <<	594,000	4,203,723
		9,198,423
Denmark − 1.43%
Orsted 144A #, <<	54,833	4,793,665
		4,793,665
France − 3.08%
Vinci <<	90,330	10,303,254
		10,303,254
Italy − 9.45%
Enav 144A #, <<	2,873,322	12,697,413
Snam <<	1,441,912	7,085,662
Terna - Rete Elettrica Nazionale <<	1,564,371	11,794,240
		31,577,315
Mexico − 6.72%
ALEATICA <<, †	5,684,616	10,857,208
Grupo Aeroportuario del Centro Norte <<	1,215,279	11,619,758
		22,476,966
New Zealand − 2.52%
Auckland International Airport <<, †	1,559,539	8,427,658
		8,427,658
Spain − 11.84%
Aena 144A #, <<, †	108,528	16,805,266
Cellnex Telecom 144A #, <<	278,001	10,456,121
Iberdrola <<	639,959	7,354,352
Sacyr <<	1,520,702	4,960,449
		39,576,188
NQ-MGU [2/23] 4/23 (2832215)    1

Schedule of investments
Macquarie Global Infrastructure Total Return Fund Inc.   (Unaudited)
	Number of shares	Value (US $)
Common StocksΔ (continued)
United Kingdom − 11.75%
National Grid <<	967,128	$ 12,191,488
Severn Trent <<	292,929	9,693,139
SSE <<	486,615	10,216,845
United Utilities Group <<	585,857	7,173,827
		39,275,299
United States − 35.60%
American Electric Power <<	147,889	13,009,795
Cheniere Energy <<	91,362	14,374,897
CMS Energy <<	137,570	8,112,503
Essential Utilities <<	128,703	5,505,914
Eversource Energy <<	73,326	5,525,847
Exelon <<	207,409	8,377,250
Kinder Morgan <<	611,465	10,431,593
NextEra Energy <<	207,941	14,770,049
ONEOK <<	126,519	8,280,669
PPL <<	329,268	8,913,285
Sempra Energy <<	100,017	14,998,549
Xcel Energy <<	103,403	6,676,732
		118,977,083
Total Common Stocks (cost $301,856,856)		330,769,355
Total Value of Securities−98.96% (cost $301,856,856)		330,769,355
Receivables and Other Assets Net of Liabilities — 1.04%		3,470,718
Net Assets Applicable to 12,303,293 Shares Outstanding — 100.00%	$334,240,073
Δ	Securities have been classified by country of risk.
<<	Fully or partially pledged as collateral for borrowing transactions.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 28, 2023, the aggregate value of Rule 144A securities was $53,085,410, which represents 15.88% of the Fund's net assets.
†	Non-income producing security.
2    NQ-MGU [2/23] 4/23 (2832215)